Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 37,760	$ 40,278
Operating lease liabilities - non-current	$ 30,451	$ 33,814